Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

7. Property and Equipment

Property and equipment consisted of the following:

	March 31,	December 31,
	2020	2019
Furniture, fixtures, and office equipment	$1,026,991	$944,105
Computers	1,183,916	859,426
Leasehold improvements	320,296	223,145

Total	2,531,203	2,026,676
Less: Accumulated depreciation and amortization	654,821	416,024

	$1,876,382	$1,610,652

Depreciation expense for property and equipment was $0.2 million and $0.1 million for the three months ended March 31, 2020 and 2019, respectively.

7. Property and equipment

Property and equipment consisted of the following:

	December 31, 2019	December 31, 2018
	(Successor)	(Predecessor)
Furniture, fixtures, and office equipment	$944,105	$893,287
Computers	859,426	600,139
Leasehold improvements	223,145	310,520

Total	2,026,676	1,803,946
Less: Accumulated depreciation and amortization	416,024	556,797

	$1,610,652	$1,247,149

Depreciation expense for property and equipment was $0.4 million for the Successor period from July 10, 2019 to December 31, 2019. For the Predecessor period from January 1, 2019 to July 10, 2019 depreciation expense was $0.2 million. Under the Predecessor, depreciation expense for property and equipment was $0.4 million and $0.2 million for the years ended December 31, 2018 and 2017, respectively.